Quarterly Holdings Report
for

Fidelity® Municipal Bond Index Fund

March 31, 2020

MBL-QTLY-0520
1.9894014.100

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Alabama - 2.4%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$72,820
Series 2017 A, 4% 6/1/37	25,000	28,139
Auburn Univ. Gen. Fee Rev. Series 2012 A, 5% 6/1/42 (Pre-Refunded to 6/1/22 @ 100)	455,000	493,347
Birmingham Wtrwks. Board:
Series 2013 B, 5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	385,000	425,406
Series 2016, 3% 1/1/43	5,000	5,071
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	120,000	122,442
Series A, 4% 6/1/22	30,000	31,040
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,226
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	54,733
Pell City Spl. Care Facilities Rev. Series 2012 A, 5% 12/1/39	60,000	63,108
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	40,972
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	50,000	51,542
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	52,948
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	156,686
Series 2017 B1, 3.25% 9/1/31	5,000	5,320
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	51,454
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,514

TOTAL ALABAMA		1,675,768

Alaska - 0.2%
Alaska Gen. Oblig. Series 2015 B, 5% 8/1/27	50,000	59,183
Alaska Muni. Bond Bank Auth. Series 1, 5% 2/1/47	90,000	96,022

TOTAL ALASKA		155,205

Arizona - 1.6%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	39,890
Arizona Indl. Dev. Auth. Sr. Living Series 2019 A, 4.5% 1/1/49	20,000	15,912
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	78,942
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	45,932
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	61,497
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	197,316
Series 2017 D, 5% 7/1/25	15,000	17,476
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	105,848
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,471
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A:
5% 1/1/31	45,000	55,143
5% 1/1/38	185,000	222,583
Series 2011 A, 5% 12/1/25	65,000	69,100
Series A, 5% 1/1/36	75,000	90,811
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5.25% 12/1/24	10,000	11,151
5.25% 12/1/26	15,000	17,241
Series 2007, 5.25% 12/1/23	20,000	21,920
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	45,000	53,051

TOTAL ARIZONA		1,133,284

Arkansas - 0.1%
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39	35,000	39,414
California - 22.9%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A, 5% 10/1/21	25,000	26,383
Series 2016 B:
3% 10/1/34 (FSA Insured)	15,000	15,319
5% 10/1/36	35,000	38,820
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	50,818
Series 2018 A, 2.625%, tender 4/1/26 (a)	130,000	138,633
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	26,952
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	165,000	177,882
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	45,000	48,513
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	39,999
California Dept. of Wtr. Resources Series AV, 4% 12/1/31	40,000	45,581
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	45,302
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	10,521
Series T1, 5% 3/15/39	30,000	43,049
California Gen. Oblig.:
Series 2013:
4% 4/1/43	30,000	31,537
5% 9/1/27	80,000	90,004
5% 11/1/30	25,000	27,956
Series 2014:
4% 11/1/44	85,000	91,347
5% 11/1/22	90,000	98,775
5% 10/1/28	30,000	34,851
Series 2015:
5% 8/1/23	25,000	28,087
5% 8/1/26	65,000	77,490
5% 9/1/26	20,000	23,898
5% 9/1/28	50,000	59,572
5% 8/1/29	20,000	23,741
5% 8/1/45	40,000	46,048
5.25% 8/1/30	280,000	336,118
Series 2016:
3% 9/1/33	120,000	125,032
4% 9/1/35	50,000	56,037
5% 9/1/22	105,000	114,602
5% 9/1/30	15,000	18,167
5% 9/1/30	75,000	79,231
5% 9/1/45	10,000	11,765
Series 2017:
4% 8/1/37	25,000	28,271
5% 11/1/22	70,000	76,825
Series 2019:
4% 4/1/25	45,000	50,954
5% 4/1/36	75,000	84,912
5% 8/1/36	100,000	123,559
5% 4/1/45	125,000	152,466
5% 9/1/26	420,000	514,773
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	80,000	84,070
Series 2011 D, 5% 8/15/25	150,000	157,859
Series 2013 A, 5% 3/1/22	755,000	809,564
Series 2015, 5% 11/15/26	50,000	60,365
Series 2016 B, 5% 11/15/46	25,000	28,666
Series 2017 A, 5% 11/1/27	20,000	24,947
Series 2018 A:
4% 11/15/42	15,000	16,967
5% 11/15/33	65,000	77,693
Series A, 5% 8/15/47	70,000	81,634
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016, 5% 10/1/26	15,000	18,256
Series 2018, 5% 10/1/26	25,000	30,882
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	20,000	20,060
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26	60,000	67,474
Series 2015 A, 5% 11/1/26	25,000	29,786
Series 2016 A:
3.2% 11/1/37	35,000	36,715
5% 11/1/45	175,000	204,076
Series 2017 A, 5% 11/1/21	100,000	105,769
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018, 4.375% 1/1/48	40,000	43,547
California Statewide Cmntys. Dev. Auth. Rev. Bonds Series 2004 J, 5%, tender 11/1/29 (a)	145,000	187,832
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	25,786
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	22,070
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	30,127
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	75,681
Series 2017 B, 5% 6/1/27	60,000	75,202
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	62,753
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/27 (Escrowed to Maturity)	40,000	36,067
0% 1/1/29 (Escrowed to Maturity)	20,000	17,262
Series 2013 A:
0% 1/15/24 (FSA Insured)	40,000	37,542
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	47,216
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	32,971
Gilroy School Facilities Fing. Series 2013, 4% 8/1/47 (Pre-Refunded to 8/1/23 @ 100)	215,000	234,298
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	43,725
Series 2015 A:
5% 6/1/35	20,000	22,746
5% 6/1/40	20,000	22,560
Series 2018 A:
5% 6/1/21	25,000	25,912
5% 6/1/22	190,000	202,519
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,069
Series 2016 B, 3% 8/1/45	20,000	20,410
Imperial Irr District Elec. Rev. Series 2015 C, 5% 11/1/38	215,000	252,330
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	79,483
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	30,306
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	92,833
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	113,173
Series 2016, 3% 8/1/32	35,000	37,383
Los Angeles Cmnty. College District:
Series A, 5% 8/1/30	30,000	34,668
Series C, 5% 8/1/22	25,000	27,253
Series F, 5% 8/1/24	35,000	39,432
Series G, 5% 8/1/27	10,000	11,602
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2019 A, 5% 7/1/44	45,000	54,698
Los Angeles Dept. Arpt. Rev.:
Series 2015 A, 5% 5/15/40 (b)	40,000	44,973
Series 2018 D, 5% 5/15/22 (b)	80,000	85,566
Series B:
5% 5/15/31	40,000	40,166
5% 5/15/34 (b)	10,000	11,905
Series C, 5% 5/15/33 (b)	245,000	289,835
Series D:
5% 5/15/25	75,000	75,335
5% 5/15/26 (b)	160,000	188,134
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A, 5% 7/1/23	10,000	11,032
Series 2014 C, 4% 7/1/22	55,000	58,479
Series 2014 D, 5% 7/1/44	45,000	50,996
Series 2017 A, 5% 7/1/28	20,000	24,724
Series A, 5% 7/1/31	15,000	18,754
Series B:
5% 7/1/30	235,000	302,107
5% 7/1/30	195,000	217,770
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	35,000	37,972
Series 2014 A, 5% 7/1/44	25,000	28,375
Series A:
5% 7/1/33	245,000	305,334
5% 7/1/33	20,000	24,395
Series B, 5% 7/1/25	25,000	28,030
Los Angeles Unified School District:
Series 2011 A1, 5% 7/1/21	40,000	41,845
Series 2016 A, 5% 7/1/40	30,000	34,383
Series A:
5% 7/1/22	95,000	102,647
5% 7/1/22	40,000	43,229
5% 7/1/30	50,000	62,397
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	195,000	216,821
Marin Healthcare District Series 2017 A, 3% 8/1/37	50,000	52,289
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	60,000	64,150
Series 2020 A, 5% 10/1/33	55,000	71,491
Montebello Unified School District Series A, 5% 8/1/41	50,000	58,533
Monterey Peninsula Cmnty. College District Series 2016, 0% 8/1/30	130,000	101,734
Moreno Valley Unified School District Series 2015 A, 5% 8/1/44 (FSA Insured)	100,000	114,489
Newport Mesa Unified School District Series 2011, 0% 8/1/41 (Pre-Refunded to 8/1/21 @ 24.488)	70,000	16,838
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	15,430
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	25,000	25,820
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	27,528
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	215,000	232,340
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	25,788
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series BE, 4% 5/1/42	95,000	105,120
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	37,139
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series A, 4% 10/1/40	190,000	209,247
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,193
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	270,000	349,915
Series 2016, 5% 8/1/41	50,000	59,052
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	216,279
5.25% 8/1/47	30,000	37,098
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	510,000	572,133
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	15,000	18,850
Series A, 0% 7/1/31	15,000	11,994
Series C:
0% 7/1/30	60,000	49,312
0% 7/1/43	10,000	5,457
Series F1, 5.25% 7/1/28	30,000	38,594
Series R1, 0% 7/1/30	35,000	28,765
Series R3, 5% 7/1/21	10,000	10,487
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	165,000	169,158
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	11,097
Series A1, 5% 8/1/47	80,000	94,586
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	37,639
Series 2016 A, 5% 5/1/26	35,000	42,123
Series 2017 A, 5% 5/1/47 (b)	40,000	44,902
Series 2017 D, 5% 5/1/24 (b)	35,000	39,083
Series 2018 G, 5% 5/1/27 (b)	75,000	88,465
Series 2019 A, 5% 5/1/49 (b)	25,000	28,746
Series 2019 D, 5% 5/1/26	135,000	162,473
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	33,223
San Francisco City & County Unified School District:
Series 2012 A, 4% 6/15/30	950,000	954,627
Series E, 5% 6/15/21	50,000	50,384
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2011, 5% 11/1/20 (Escrowed to Maturity)	85,000	86,948
Series 2015 A, 5% 11/1/29	15,000	17,485
Series D, 5% 11/1/28	40,000	49,533
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	95,000	89,543
0% 1/1/28 (Escrowed to Maturity)	100,000	88,794
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,500
0% 1/1/26 (Escrowed to Maturity)	50,000	46,280
San Jose Int. Arpt. Rev.:
Series 2017 A, 5% 3/1/22 (b)	85,000	90,775
Series 2017 B, 5% 3/1/42	20,000	23,248
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39	150,000	163,818
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	148,663
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	17,952
Santa Clara County Fing. Auth. Lease Rev. Series 2018 A, 3.5% 4/1/39	30,000	32,081
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	38,449
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	88,165
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	210,326
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	40,000	42,686
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	34,691
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	95,000	98,594
Univ. of California Revs.:
Series 2014, 5% 5/15/25	55,000	62,949
Series 2017 AV, 5% 5/15/47	65,000	77,253
Series AF, 5% 5/15/24	55,000	61,107
Series AM, 5.25% 5/15/37	35,000	39,760
Series AO, 5% 5/15/23	120,000	133,402
Series I, 5% 5/15/23	75,000	83,255
Series M, 5% 5/15/36	230,000	277,812
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,037
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	25,564
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (FSA Insured)	115,000	97,794
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	36,399

TOTAL CALIFORNIA		15,971,667

Colorado - 0.8%
Colorado Health Facilities Auth. Series 2019 A1, 4% 8/1/44	55,000	54,847
Colorado Health Facilities Auth. Rev.:
Series 2011 A, 5.25% 2/1/31 (Pre-Refunded to 2/1/21 @ 100)	80,000	82,283
Series B, 4% 12/1/26	50,000	50,113
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	50,000	55,529
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	30,788
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	27,074
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28	45,000	48,397
Series 2017 A, 5% 11/15/28 (b)	30,000	35,874
Series 2018 B, 3.5% 12/1/35	15,000	15,794
Series 2019 C, 5% 11/15/31	30,000	36,718
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,593
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,774
Series 2016 B1, 2.75% 6/1/30	85,000	90,562

TOTAL COLORADO		548,346

Connecticut - 1.6%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	170,000	192,654
Series 2015 B, 3.375% 6/15/29	25,000	26,385
Series 2016 A, 5% 3/15/26	30,000	35,299
Series 2016 G, 5% 11/1/20	310,000	316,263
Series 2019 A:
5% 4/15/21	70,000	72,516
5% 4/15/27	25,000	30,097
Series D, 4% 8/15/31	15,000	16,296
Series E:
3.375% 10/15/36	30,000	31,146
5% 9/15/25	30,000	34,989
5% 10/15/25	30,000	35,057
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	70,000	71,350
Series R, 3.375% 7/1/37	30,000	31,098
Connecticut Hsg. Fin. Auth.:
Series 2018 A, 3.5% 5/15/33	35,000	37,713
Series B1, 3.45% 11/15/41	5,000	5,182
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	100,167
Series 2016 A, 5% 9/1/31	5,000	5,869
Series 2018 A, 5% 1/1/27	35,000	42,255
Series B, 5% 10/1/33	10,000	12,119
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	30,910

TOTAL CONNECTICUT		1,127,365

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	44,000	46,726
District Of Columbia - 2.1%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	72,638
Series 2016 A, 5% 6/1/32	40,000	48,343
Series 2017 A, 5% 6/1/29	45,000	56,218
Series 2017 D, 5% 6/1/42	35,000	42,289
District of Columbia Income Tax Rev.:
Series 2010 A, 5% 12/1/21	250,000	251,533
Series 2020 B, 5% 10/1/27	345,000	436,798
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	29,147
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	38,126
Series 2014 C:
5% 10/1/27	20,000	23,149
5% 10/1/28	50,000	57,801
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	20,000	18,899
4% 10/1/53	45,000	45,381
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	10,000	9,078
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	13,015
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	45,000	48,397
Series 2014 A, 5% 10/1/28 (b)	40,000	44,848
Series 2018 A, 5% 10/1/27 (b)	65,000	78,071
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 A1, 5% 7/1/29	105,000	129,077

TOTAL DISTRICT OF COLUMBIA		1,442,808

Florida - 4.0%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	35,000	32,813
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	39,302
Broward County Port Facilities Rev. Series 2011 B, 4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	70,000	72,988
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	20,000	21,779
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/50	50,000	52,300
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2018 A, 4% 6/1/37	55,000	63,658
Series A, 5% 6/1/27	80,000	94,230
Series C, 4% 6/1/28	30,000	32,324
Series D, 4% 6/1/32	25,000	28,430
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	64,179
Series 2019 B, 3% 7/1/43	60,000	62,551
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	45,261
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	35,019
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	26,250
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	52,626
5% 10/1/28	25,000	27,620
Hillsborough County Util. Rev. Series 2016, 3% 8/1/46	40,000	41,587
Jacksonville Spl. Rev. Series 2019 A, 5% 10/1/32	60,000	76,631
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	80,000	85,569
Series A, 4.25% 10/1/41	110,000	112,276
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,375
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	26,726
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	45,000	48,962
Series 2016 A, 5% 10/1/41	20,000	22,545
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	50,000	23,298
0% 10/1/46	10,000	4,296
Series 2016:
0% 10/1/31	5,000	3,634
0% 10/1/32	15,000	10,426
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	75,456
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.) Series 2015 B, 5% 7/1/27	40,000	46,236
Series 2015 D, 3% 7/1/39	35,000	36,711
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	129,082
Miami-Dade County Transit Sales Surtax Rev. Series 2019:
3% 7/1/38	135,000	142,120
5% 7/1/31	20,000	26,006
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 3.125% 10/1/39	5,000	5,300
Series 2019 B, 3% 10/1/49	10,000	10,436
Series 2019, 5% 10/1/46	40,000	47,835
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	12,019
Orange County Tourist Dev. Tax Rev.:
Series 2015, 5% 10/1/28	265,000	313,047
Series 2016 A, 4% 10/1/34	20,000	22,269
Series 2016 B, 4% 10/1/36	30,000	33,231
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35	300,000	331,998
Orlando Utils. Commission Util. Sys. Rev. 5% 10/1/34	75,000	92,999
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,693
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40	40,000	46,880
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	107,132
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	30,000	31,411
Tampa Health Sys. Rev. Series 2010, 5% 11/15/22	25,000	25,115

TOTAL FLORIDA		2,778,631

Georgia - 1.4%
Atlanta Arpt. Rev. Series 2012 C, 5% 1/1/37 (b)	370,000	386,916
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015:
5% 11/1/35	30,000	34,904
5% 11/1/43	25,000	28,809
5% 11/1/29	10,000	11,725
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	21,151
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	24,368
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	136,526
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	24,652
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2017 A, 4% 2/15/42	30,000	32,172
Georgia Gen. Oblig.:
Series 2017 A, 5% 2/1/27	40,000	49,867
Series 2017 C, 5% 7/1/27	45,000	56,695
Series 2018 A:
3% 7/1/33	25,000	26,938
5% 7/1/27	5,000	6,299
Georgia Hsg. & Fin. Auth. Series 2017 C, 3.65% 12/1/42	25,000	26,334
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	25,000	25,786
Series 2017 B, 3.2% 12/1/32	10,000	10,512
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,698
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2017 C, 3.25% 7/1/39	30,000	31,322
Series 2019 A, 3.125% 7/1/46	35,000	35,946
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	20,173

TOTAL GEORGIA		1,001,793

Hawaii - 0.9%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	37,326
Hawaii Gen. Oblig.:
Series 2016 FG, 5% 10/1/30	30,000	36,494
Series FN 5% 10/1/22	10,000	10,948
Series FT, 5% 1/1/27	50,000	61,799
Series FW, 3.5% 1/1/38	45,000	49,293
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	116,752
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	264,138
Series 2018 A, 3.375% 7/1/42	40,000	42,566

TOTAL HAWAII		619,316

Idaho - 0.1%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A, 5% 3/1/27	25,000	30,274
Series 2015 ID, 5.5% 12/1/29	20,000	23,527

TOTAL IDAHO		53,801

Illinois - 3.8%
Chicago Gen. Oblig.:
Series 2002 B, 5% 1/1/26	30,000	30,758
Series 2007 E, 5.5% 1/1/35	45,000	46,687
Series 2011 A, 5% 1/1/40	60,000	58,525
Series 2015 A:
5% 1/1/26	15,000	15,379
5.5% 1/1/33	20,000	20,806
Series 2019 A, 5% 1/1/40	25,000	25,196
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	65,000	71,358
Series 2014 B, 5% 1/1/27	5,000	5,556
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 A, 5% 1/1/35	5,000	5,016
Series 2012 A, 5% 1/1/24 (b)	20,000	20,883
Series 2013 B, 5% 1/1/26	70,000	75,271
Series 2013 D, 5% 1/1/44	15,000	15,886
Series 2017 A, 5% 1/1/27	20,000	23,491
Series 2017 B, 5% 1/1/33	30,000	34,452
Series 2017 D, 5% 1/1/42 (b)	35,000	38,663
Series 2018 B, 5% 1/1/37	45,000	52,707
Chicago Transit Auth. Series 2011, 5.25% 12/1/24	200,000	213,026
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	34,720
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	17,405
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	41,027
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,409
Series 2014 A, 5% 10/1/21	25,000	26,413
Series 2016:
3.25% 5/15/39	110,000	106,374
3.25% 11/15/45	15,000	15,182
4% 7/1/30	60,000	68,004
4% 12/1/31	25,000	26,933
Series 2018 A, 5% 10/1/41	25,000	30,408
Series 2019, 5% 7/1/27	65,000	81,075
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	30,000	30,180
4% 1/1/29	125,000	121,300
4% 1/1/30	35,000	34,029
5% 1/1/34	60,000	60,388
Series 2013:
5% 7/1/22	5,000	5,133
5.25% 7/1/31	85,000	86,853
Series 2017 A, 4.5% 12/1/41	35,000	33,609
Series 2017 C, 5% 11/1/29	65,000	67,297
Series 2018 B, 5% 10/1/24	20,000	20,977
Series 2019 B, 5% 9/1/25	30,000	31,620
Illinois Hsg. Dev. Auth. Rev. Series D, 3% 10/1/41	55,000	57,016
Illinois Sales Tax Rev.:
Series 2011, 3.75% 6/15/25	5,000	4,828
Series 2013, 5% 6/15/24	20,000	20,303
Series 2016 A, 3% 6/15/33	25,000	20,479
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	225,000	247,347
Series 2015 A, 5% 1/1/40	25,000	28,307
Series 2016 A, 5% 12/1/31	50,000	58,030
Series B, 5% 1/1/27	25,000	29,657
Series C, 5% 1/1/30	30,000	37,268
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	19,260
Series A:
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	45,357
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	4,922
Series 1998 A, 5.5% 12/15/23 (FGIC Insured)	45,000	47,464
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,349
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	31,060
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	11,816
Series 2002:
0% 12/15/23	30,000	27,654
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,491
Series 2012 B:
4.25% 6/15/42	20,000	19,139
5% 12/15/28	20,000	20,144
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	12,414
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	54,166
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	57,576
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	35,000	37,036

TOTAL ILLINOIS		2,669,079

Indiana - 0.8%
Carmel Loc Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	54,247
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	51,190
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	85,126
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	42,128
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	66,485
Series 2019 E, 5% 2/1/36	25,000	31,702
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	126,756
5% 2/1/54	25,000	29,532
Series 2011 A, 5.5% 2/1/33	45,000	46,575
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,312

TOTAL INDIANA		538,053

Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	55,000	59,553
Iowa Fin. Auth. Rev. Series 2016, 5% 8/1/26	45,000	55,313

TOTAL IOWA		114,866

Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	31,333
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	55,032
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37	45,000	48,651

TOTAL KANSAS		135,016

Kentucky - 0.3%
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	57,010
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	25,000	27,807
5% 9/1/42	30,000	34,441
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	35,741
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	40,000	40,455

TOTAL KENTUCKY		195,454

Louisiana - 1.4%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	5,000	5,715
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	60,000	65,545
Louisiana Gas & Fuel Tax Rev. Series A, 4.5% 5/1/39	105,000	116,349
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31	35,000	36,896
Series 2017 A, 5% 4/1/25	25,000	29,435
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42	65,000	68,893
Series 2017 A, 3.75% 7/1/47	30,000	31,468
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	54,704
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	35,000	34,107
Series 2016, 4% 5/15/41	130,000	137,582
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/30	295,000	327,662
New Orleans Wtr. Series 2015, 5% 12/1/40	25,000	28,398
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,012
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	30,000	38,057

TOTAL LOUISIANA		1,001,823

Maryland - 1.6%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	46,815
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2016, 4% 11/1/29	85,000	94,392
Series 2018, 3% 5/1/31	40,000	43,305
Maryland Gen. Oblig.:
Series 2019 1, 5% 3/15/31	95,000	123,150
Series 2019, 5% 3/15/30	50,000	65,146
Series A, 5% 3/15/30	30,000	38,127
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	55,000	59,151
Series 2017 MD, 4% 12/1/46	15,000	16,337
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	105,000	104,437
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	40,000	40,022
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29	85,000	98,920
Series 2015 B, 3% 12/1/29	70,000	72,994
Washington Suburban San. District Series 2016 2:
4% 6/1/42	205,000	226,669
5% 6/1/34	65,000	78,239

TOTAL MARYLAND		1,107,704

Massachusetts - 3.3%
Boston Gen. Oblig. Series A, 5% 4/1/26	130,000	158,050
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 C, 5.5% 7/1/22	100,000	109,502
Series 2007, 5.25% 7/1/28	40,000	51,638
Series A, 5.25% 7/1/28	20,000	25,819
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	23,573
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/31	215,000	259,049
Series 2016 A, 5% 7/15/40	25,000	35,673
Series 2016 I, 3% 7/1/32	25,000	26,307
Series 2017, 4% 4/1/41	30,000	33,000
Series BB1, 4% 10/1/46	25,000	26,888
Series D, 4% 7/1/45	25,000	25,857
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	60,000	68,359
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	66,731
Series A, 5% 6/15/25	15,000	17,245
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	155,268
Series 2016 B:
4% 7/1/33	75,000	84,771
5% 7/1/27	5,000	6,264
Series 2016 G, 3% 9/1/46	10,000	10,191
Series 2017 F, 5% 11/1/44	20,000	24,008
Series 2019 A, 5% 1/1/49	70,000	85,469
Series B:
2% 3/1/34	115,000	109,539
5% 7/1/26	40,000	48,952
Series D, 5% 7/1/26	40,000	48,952
Series E, 5% 11/1/26	310,000	382,661
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	25,000	26,613
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	25,000	26,473
Series 2012 B, 5% 8/15/28	55,000	59,765
Series 2016 B, 5% 11/15/46	30,000	35,664
Series C, 5% 11/15/34	35,000	42,525
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	13,292
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	200,593

TOTAL MASSACHUSETTS		2,288,691

Michigan - 1.7%
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,782
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25	100,000	105,243
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 2016 I, 5% 10/15/21	120,000	127,070
Series I, 5% 10/15/28	25,000	30,318
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	20,000	22,939
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	65,000	68,106
Series 2014 D, 5% 7/1/24 (FSA Insured)	20,000	23,082
Series 2016:
3.25% 11/15/42	25,000	25,049
5% 11/15/23	55,000	61,964
Series 2019 A, 4% 2/15/47	40,000	43,487
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	42,943
Series 2008 C, 5% 12/1/20	175,000	179,417
Series 2010 F, 4% 11/15/47	30,000	31,480
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	35,000	36,974
Series 2016 B, 3.5% 12/1/41	15,000	15,585
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	190,000	218,494
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	35,000	41,739
5% 12/31/31 (b)	20,000	24,819
Wayne County Arpt. Auth. Rev. Series 2018 A, 5% 12/1/34	50,000	60,376

TOTAL MICHIGAN		1,169,867

Minnesota - 1.7%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	27,122
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	147,325
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	41,935
Minnesota Gen. Oblig.:
Series 2015 B, 2.95% 8/1/27	40,000	42,638
Series 2017 A, 5% 10/1/28	25,000	31,568
Series 2018 A, 5% 8/1/23	125,000	140,829
Series 2018 B, 3.25% 8/1/36	5,000	5,388
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 3% 3/1/24	370,000	395,763
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	136,635
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	25,000	25,643
Series 2019, 5% 5/1/48	15,000	17,546
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 1994 A, 0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	35,608
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	100,000	105,610

TOTAL MINNESOTA		1,153,610

Mississippi - 0.4%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	18,291
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	80,630
Mississippi State Gaming Tax Rev. Series 2019 A, 5% 10/15/23	150,000	162,569

TOTAL MISSISSIPPI		261,490

Missouri - 0.8%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,918
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	39,277
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29	55,000	62,458
Series 2016, 5% 11/15/28	10,000	12,036
Series 2017 C:
3.625% 11/15/47	25,000	26,340
4% 11/15/49	150,000	162,539
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	50,000	52,162
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	50,810
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	43,105
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (FSA Insured)	50,000	54,586
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	56,295

TOTAL MISSOURI		590,526

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	65,000	78,094
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/42 @ 100)	70,000	75,009
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	49,832

TOTAL NEBRASKA		124,841

Nevada - 1.0%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	47,338
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	61,295
Series 2019 A, 5% 12/1/24	45,000	52,373
Series 2019, 5% 6/1/25	25,000	29,502
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,338
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	20,537
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	80,784
Las Vegas Convention & Visitors Auth. Series 2018 B, 4% 7/1/49	45,000	46,704
Las Vegas New Convention & Visitors Auth. Rev. Series 2018 C, 4% 7/1/48	110,000	121,385
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	190,000	217,153

TOTAL NEVADA		689,409

New Jersey - 3.1%
New Jersey Econ. Dev. Auth. Series UU:
5% 6/15/40	10,000	10,284
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,781
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	16,321
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	110,000	111,938
New Jersey Econ. Dev. Auth. Rev.:
Series 2013 NN:
4% 3/1/29	15,000	15,177
5% 3/1/26	15,000	15,660
Series 2013, 5% 3/1/24	70,000	73,191
Series 2014 PP, 4% 6/15/30	20,000	20,292
Series 2014 UU, 5% 6/15/30	40,000	41,970
Series 2015 XX, 5% 6/15/21	50,000	51,374
Series PP, 5% 6/15/30	25,000	26,232
Series UU, 4% 6/15/32	5,000	5,042
Series WW, 5% 6/15/37	30,000	31,166
New Jersey Edl. Facility:
Series 2014, 5% 6/15/24	5,000	5,321
Series 2015 A, 5% 7/1/22	50,000	54,257
Series A, 4% 7/1/47	40,000	37,878
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	21,516
Series 2014:
4% 6/1/34	10,000	10,820
5% 6/1/21	55,000	57,407
Series 2016, 5% 6/1/24	25,000	28,683
Series O:
5.25% 8/1/21	10,000	10,533
5.25% 8/1/22	30,000	32,708
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,289
5% 10/1/27	15,000	16,516
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	47,434
Series 2017 A, 4% 7/1/52	25,000	27,203
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	75,000	81,505
Series 2019 A, 5% 12/1/27	35,000	43,084
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 4% 6/1/37	30,000	29,681
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	16,312
Series 2014 A, 5% 1/1/27	50,000	56,400
Series 2015 E, 5% 1/1/45	45,000	50,061
Series 2016 A, 5% 1/1/33	50,000	57,912
Series 2017 B, 4% 1/1/35	35,000	39,190
Series 2017 E, 5% 1/1/29	15,000	18,261
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24 (AMBAC Insured)	35,000	31,457
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,642
Series 2008 A:
0% 12/15/37	45,000	23,000
0% 12/15/38	35,000	16,882
Series 2010 A:
0% 12/15/29	20,000	14,839
0% 12/15/33	15,000	9,393
Series 2011 A, 5% 6/15/26	35,000	35,648
Series 2011 B, 5.5% 6/15/31	35,000	35,684
Series 2012 AA, 5% 6/15/38	45,000	45,738
Series 2014 AA, 5% 6/15/38	20,000	20,601
Series 2016 A, 5% 6/15/30	25,000	27,614
Series 2016 A-2, 5% 6/15/23	25,000	26,765
Series 2019 AA, 4.5% 6/15/49	65,000	65,477
Series 2019 BB, 4% 6/15/50	130,000	125,783
Series A:
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	41,162
4.25% 12/15/38	30,000	30,267
5% 6/15/30	50,000	55,228
Series A1, 4.1% 6/15/31	15,000	15,611
Series AA:
4% 6/15/31	90,000	90,569
5% 6/15/23	45,000	47,398
5.25% 6/15/27	20,000	21,702
Series C, 5.25% 6/15/32	65,000	68,731
Passaic Valley Swr. Series F, 2.5% 12/1/32 (FGIC Insured)	85,000	85,015
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (b)	25,000	26,462

TOTAL NEW JERSEY		2,149,067

New Mexico - 0.2%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	76,206
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	42,734
New Mexico Severance Tax Rev. Series 2018 A, 5% 7/1/23	30,000	33,381

TOTAL NEW MEXICO		152,321

New York - 14.2%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	24,984
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 5% 7/1/29	60,000	71,518
Series 2017 A:
5% 7/1/24	30,000	34,853
5% 7/1/25	80,000	94,794
5% 10/1/29	15,000	18,780
Series 2018 A, 5% 7/1/21	35,000	36,703
Series 2018 B, 5% 10/1/38	45,000	54,895
Dutchess County Local Dev. Corp. Rev. Series 2016 B, 4% 7/1/41	125,000	133,358
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 4% 2/15/44	35,000	37,846
Liberty Dev. Corp. Rev. Series 2007, 5.5% 10/1/37	25,000	31,934
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	37,653
Series 2016 B, 5% 9/1/46	40,000	45,945
Series 2017:
5% 9/1/23	65,000	72,297
5% 9/1/47	30,000	34,924
Series 2018, 5% 9/1/35	20,000	24,150
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	30,000	32,944
Series 2013 J, 5% 8/1/21	85,000	89,366
Series 2018 1, 5% 8/1/28	10,000	12,427
Series 2018 B-1, 3.25% 10/1/42	55,000	55,752
Series 2019 E:
5% 8/1/25	25,000	29,690
5% 8/1/34	70,000	87,027
Series A:
3% 8/1/45	115,000	111,502
5.25% 8/1/25	15,000	16,948
Series C, 5% 8/1/24	50,000	57,894
Series D, 4% 3/1/42	150,000	171,060
Series E, 5% 8/1/25	130,000	143,537
Series F, 5% 8/1/24	45,000	50,526
New York City Hsg. Dev. Corp. Series 2017 C2, 1.7% 7/1/21	30,000	30,037
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 E1, 3.25% 11/1/49	35,000	35,709
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	5,808
0% 3/1/44	160,000	76,195
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	11,413
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	10,939
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2015 HH, 5% 6/15/29	65,000	76,534
Series 2016 BB, 5% 6/15/46	40,000	45,652
Series 2018 AA, 5% 6/15/37	5,000	6,050
Series 2018 CC, 4% 6/15/37	20,000	22,441
Series 2018 DD1, 5% 6/15/48	15,000	17,836
Series 2019 DD, 5.25% 6/15/49	65,000	79,004
Series CC, 4% 6/15/42	115,000	131,164
Series EE, 5% 6/15/34	170,000	200,627
Series FF2, 4% 6/15/41	40,000	45,456
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	203,605
Series 2015 S2, 5% 7/15/40	70,000	80,294
Series 2018 S4, 5% 7/15/31	30,000	37,596
Series S1, 5% 7/15/27	95,000	110,372
Series S4, 5.25% 7/15/35	15,000	18,770
New York City Transitional Fin. Auth. Rev.:
Series 13, 5% 11/1/20	100,000	102,167
Series 2014, 5% 11/1/25	30,000	34,272
Series 2016 A, 5% 5/1/40	15,000	17,727
Series 2016 B1, 5% 11/1/35	105,000	123,068
Series 2018 A, 5% 8/1/38	55,000	65,641
Series 2018 A2, 5% 8/1/39	245,000	291,935
Series 2018 B, 5% 8/1/45	50,000	58,963
Series A1, 5% 5/1/23	140,000	155,492
Series B, 4% 8/1/39	95,000	107,179
Series B1, 5% 11/1/28	30,000	35,513
Series C, 5% 11/1/26	40,000	48,867
New York City Trust Cultural Resources Rev. Series 2016 1E, 4% 4/1/27	15,000	17,273
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	238,811
Series 2014 C, 5% 3/15/28	205,000	233,919
New York Dorm. Auth. Rev.:
Series 1:
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	235,000	250,771
5% 7/1/30	20,000	25,638
Series 2014, 5% 7/1/22	85,000	92,316
Series 2015 A:
5% 5/1/21	75,000	78,058
5% 7/1/21	105,000	110,043
5% 5/1/33	40,000	46,910
Series 2019 A:
5% 7/1/23	90,000	100,600
5% 7/1/27	290,000	361,720
New York Dorm. Auth. Sales Tax Rev. Series 2017 A:
5% 3/15/43	75,000	89,201
5% 3/15/44	210,000	249,234
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	10,778
Series 2019 B, 5% 6/15/31	25,000	32,279
(New York Muni. Wtr. Fin. Auth. Proj.) Series 2018 A, 5% 6/15/30	50,000	63,363
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	20,000	15,091
5% 11/15/23	995,000	1,082,559
5% 11/15/25	195,000	211,908
Series 2016 A, 5% 11/15/26	90,000	108,351
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	120,000	123,800
Series 2012 F, 5% 11/15/25	5,000	5,321
Series 2014 B, 5% 11/15/20	40,000	40,558
Series 2016 D, 5% 11/15/27	10,000	11,349
Series 2017 A1, 4% 11/15/48	30,000	30,361
Series 2017 B, 5% 11/15/23	145,000	154,512
Series 2017 C1:
5% 11/15/24	20,000	21,507
5% 11/15/28	25,000	27,676
Series 2018 B, 5% 11/15/25	35,000	37,951
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	77,756
New York State Dorm. Auth.:
Series 2017 B, 5% 2/15/39	15,000	18,021
Series 2018 A, 5% 3/15/32	50,000	62,883
Series 2019 A, 5% 3/15/40	90,000	111,226
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,665
Series 2019 A, 5% 2/15/49	30,000	37,047
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	41,377
New York State Hsg. Fin. Agcy. Rev. Series L, 3.45% 11/1/42	25,000	26,408
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	25,000	25,254
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	25,000	25,604
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	83,240
New York Thruway Auth. Gen. Rev.:
Series 2016 A, 5% 1/1/51	30,000	34,641
Series K:
5% 1/1/28	10,000	11,636
5% 1/1/29	90,000	103,649
Series L, 5% 1/1/34	70,000	85,468
New York Thruway Auth. Personal Income Tax Rev. Series 2010 A, 5% 3/15/26	290,000	295,078
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	30,000	29,811
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 7/1/41 (b)	80,000	76,626
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	30,000	30,480
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	43,762
Series 2016 A, 5% 3/15/26	20,000	24,122
Series 2017 C, 5% 3/15/27	160,000	197,587
Series 2019 A:
5% 3/15/42	15,000	18,191
5% 3/15/44	25,000	30,206
Onondaga County Trust for Cultural Resources Rev. Series 2019, 5% 12/1/39	25,000	31,854
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	5,000	5,452
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	25,000	26,956
5% 5/1/27	15,000	16,983
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	51,158
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B, 5% 11/15/29	140,000	151,351
Series 2016 A, 5% 11/15/41	65,000	75,736
Series 2019 A, 5% 11/15/49	45,000	54,469
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	85,239
Series 2017, 5% 12/15/41	50,000	60,469
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	46,719

TOTAL NEW YORK		9,873,615

New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 189, 5% 5/1/30	20,000	23,018
Series 194:
5% 10/15/25	100,000	120,782
5% 10/15/30	35,000	40,699
5% 10/15/35	100,000	114,585
Series 198:
5% 5/1/36	270,000	270,810
5% 11/15/46	15,000	17,729
Series 202, 5% 10/15/30 (b)	20,000	24,127
Series 211, 4% 9/1/43	55,000	60,442
Series 214, 5% 9/1/33 (b)	190,000	238,072

TOTAL NEW YORK AND NEW JERSEY		910,264

North Carolina - 2.4%
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	190,000	221,529
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	129,392
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	75,000	80,455
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	105,593
Mecklenburg County Gen. Oblig. Series 2017 A, 3% 4/1/37	50,000	52,518
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41	240,000	279,113
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	76,241
Series 2016 A, 5% 6/1/27	340,000	415,715
North Carolina Grant Anticipation Rev. Series 2019, 5% 3/1/34	40,000	50,334
North Carolina Ltd. Oblig. Series 2019 A, 5% 5/1/25	30,000	35,322
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2012 A, 4% 12/1/45	95,000	97,838
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/31	105,000	120,811

TOTAL NORTH CAROLINA		1,664,861

Ohio - 2.0%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	50,000	61,783
American Muni. Pwr., Inc. Rev.:
Series 2012 B, 4.375% 2/15/44	185,000	192,343
Series 2016 A, 5% 2/15/21	210,000	217,046
Columbus Gen. Oblig. Series 2016 A, 4% 8/15/27	45,000	50,922
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	57,097
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	36,657
Franklin County Rev. Series 2017 OH, 5% 12/1/46	150,000	172,581
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	65,000	71,318
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	24,607
Series 2015 C, 5% 11/1/30	50,000	58,710
Series 2017 C, 5% 8/1/26	25,000	30,661
Series 2018 A, 5% 2/1/29	25,000	30,009
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	48,674
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	22,595
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	25,000	26,901
4% 3/1/49	10,000	10,728
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	46,675
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	25,000	12,967
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	68,679
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	37,413
Series 2019 B, 3% 6/1/46	55,000	55,831
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,469
Westerville City School District Series 2020, 3% 12/1/50	50,000	50,444

TOTAL OHIO		1,395,110

Oklahoma - 0.3%
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,297
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	17,258
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	38,171
Series 2017 C, 4% 1/1/42	20,000	22,273
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	98,225

TOTAL OKLAHOMA		187,224

Oregon - 0.8%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	12,190
Clackamas County School District No. 46 Series B, 0% 6/15/34	35,000	25,662
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	18,725
Multnomah County School District #1J Portland Series 2017 B, 3.25% 6/15/39	40,000	42,267
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	22,752
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	45,000	51,298
Oregon Gen. Oblig. Series A, 4% 5/1/37	110,000	128,645
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	15,000	17,772
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	35,000	41,172
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	45,000	46,029
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	115,000	125,687

TOTAL OREGON		532,199

Pennsylvania - 3.8%
Allegheny County Series C77, 5% 11/1/43	25,000	30,568
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	5,000	5,330
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	115,000	120,281
Bristol School District Series 2013, 5% 6/1/40	20,000	21,796
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	60,000	65,321
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	38,139
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	45,000	53,057
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	35,981
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	25,000	25,585
5% 12/31/28 (b)	35,000	38,664
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	280,000	303,598
Series 2013, 5% 10/15/22	40,000	43,688
Series 2015 1, 5% 8/15/23	45,000	50,445
Series 2015:
4% 8/15/34	175,000	192,308
5% 3/15/24	30,000	34,220
5% 8/15/32	60,000	69,542
Series 2016, 5% 9/15/23	65,000	73,053
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2010 A, 5% 11/1/40	160,000	163,525
Series 2016 C:
3% 8/15/41	35,000	35,429
5% 8/15/25	55,000	65,261
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	45,000	45,685
Series 2017 123B, 3.45% 10/1/32	10,000	10,715
Series 2017 125B, 3.65% 10/1/42	30,000	31,679
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	135,000	162,309
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	145,000	140,792
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	28,881
Series 2014 A, 0% 12/1/39 (c)	5,000	5,161
Series 2014 C, 5% 12/1/39	30,000	34,071
Series 2017 A1, 5% 12/1/30	40,000	49,468
Series 2017 B, 5.25% 6/1/47	55,000	65,890
Series 2017, 5% 12/1/40	50,000	59,175
Series 2019 A, 5% 12/1/35	35,000	43,497
Series 2019, 5% 12/1/32	30,000	37,409
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	119,501
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,649
Series 2017 A, 4% 9/1/42	25,000	26,210
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	55,000	57,630
Series 2015 B, 5% 8/1/25	20,000	23,370
Series 2017 A:
5% 8/1/22	30,000	32,594
5% 8/1/23	40,000	44,842
Series 2019 B, 5% 2/1/21	75,000	77,322
Philadelphia School District Series 2018 B, 4% 9/1/43	30,000	33,327
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	16,867

TOTAL PENNSYLVANIA		2,617,835

Pennsylvania, New Jersey - 0.2%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	130,000	158,417
Puerto Rico - 0.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	20,000	21,055
Rhode Island - 0.0%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	30,000	31,776
South Carolina - 0.8%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	45,000	46,861
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	45,000	44,000
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2010 A, 5% 1/1/22	45,000	46,230
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	40,287
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	136,257
South Carolina Pub. Svc. Auth. Rev.:
Series 2014 A, 5.5% 12/1/54	25,000	27,502
Series 2014 C:
3.75% 12/1/46 (d)	35,000	35,021
5% 12/1/29	40,000	45,035
5% 12/1/36	45,000	49,949
Series 2016 A, 3.25% 12/1/35	15,000	15,554
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	102,150

TOTAL SOUTH CAROLINA		588,846

Tennessee - 1.0%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	20,459
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	31,600
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	65,471
Series 2016 A, 4% 1/1/42	10,000	10,740
Series 2019, 4% 11/15/43	55,000	61,036
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	77,631
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A, 4% 7/1/54	35,000	38,637
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	76,603
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	30,000	31,180
Series 2006 C:
5% 2/1/24	10,000	10,646
5% 2/1/27	15,000	16,572
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,256
Tennessee Hsg. Dev. Agcy. Residentential:
Series 2015 2, 3.875% 7/1/35	15,000	16,002
Series 2018 3, 3.75% 7/1/38	35,000	38,097
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39	20,000	21,342
Series A, 5% 11/1/42	105,000	127,250

TOTAL TENNESSEE		703,522

Texas - 8.0%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,835
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	129,271
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	81,196
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	65,899
Series 2017, 4% 8/1/33	20,000	22,422
Series 2019, 4% 8/1/35	25,000	28,981
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	35,000	36,503
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	112,118
Central Reg'l. Mobility Auth. Series 2016, 3.375% 1/1/41	20,000	18,169
City of Denton Series 2017, 4% 2/15/47	145,000	158,658
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	21,720
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	10,682
Cypress-Fairbanks Independent School District:
Series 2019 A, 3% 2/15/36	155,000	164,843
Series 2019, 5% 2/15/30	45,000	57,875
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 B, 5% 11/1/32	85,000	86,389
Series 2012 C, 5% 11/1/45	110,000	114,377
Series 2013 D, 5.25% 11/1/25	30,000	31,510
Series 2013 F, 5% 11/1/21	20,000	21,202
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	6,171
Dallas Independent School District Series 2019 B, 3% 2/15/37	115,000	121,948
Denton Independent School District Series 2014, 5% 8/15/38	65,000	73,863
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	105,000	119,151
Fort Bend Independent School District Series 2017 E, 5% 2/15/27	245,000	304,459
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	11,469
Series 2019, 4% 8/15/39	35,000	40,847
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	40,000	44,320
0% 10/1/46 (c)	40,000	43,596
0% 10/1/48 (c)	30,000	32,690
Series 2018 A, 5% 10/1/37	40,000	48,087
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 4% 11/15/32	200,000	211,334
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	40,000	41,333
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	15,000	18,018
Harris County Hosp. District Rev. Series 2016, 3.25% 2/15/42	55,000	56,322
Harris County Toll Road Rev. Series 2018 A, 4% 8/15/48	40,000	44,534
Harris County-Houston Sports Auth. Rev. Series 2014, 0% 11/15/49 (FSA Insured)	25,000	7,955
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	64,956
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42	25,000	26,779
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	38,640
Series 2017:
5% 2/15/22	10,000	10,731
5% 2/15/23	20,000	22,163
Houston Util. Sys. Rev. Series 2019 B, 4% 11/15/44	65,000	74,155
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	20,000	17,836
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	73,571
Irving Gen. Oblig. Series 2017, 3% 8/15/35	35,000	36,691
Katy Independent School District Series 2019, 4% 2/15/40	35,000	40,221
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	10,708
Series 2016 A, 0% 8/16/44	15,000	6,215
Lewisville Independent School District Series 2019, 4% 8/15/36	165,000	190,083
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	22,521
Midland County # 1 (City of Midland Proj.) Series 2012 A, 0% 9/15/35	75,000	43,657
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	63,203
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/34 (Assured Guaranty Corp. Insured)	35,000	25,814
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,572
Series 2015 A, 5% 1/1/27	100,000	114,624
Series 2018:
4.25% 1/1/49	55,000	60,367
5% 1/1/48	20,000	23,151
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	320,000	320,128
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48	50,000	53,872
Series 2015:
5% 2/1/27	40,000	48,338
5% 2/1/32	5,000	5,928
Series 2016, 5% 2/1/22 (Escrowed to Maturity)	20,000	21,372
5% 2/1/22	40,000	42,766
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	206,477
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	61,960
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43	15,000	15,728
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	125,000	132,161
5% 10/1/23	50,000	56,639
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	100,000	114,661
Series 2016 A, 5% 4/1/30	50,000	60,243
Series 2017 B, 5% 10/1/33	25,000	31,150
Series 2018 B, 5% 8/1/24	45,000	52,332
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	28,627
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A, 5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	125,318
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	72,689
Series 2018 A, 4% 10/15/37	40,000	46,205
Series 2018 B, 4% 10/15/34	35,000	41,087
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/32	255,000	327,701
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	141,675
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J, 5% 8/15/26	55,000	67,410
Series 2017 B, 3.375% 8/15/44	40,000	42,290

TOTAL TEXAS		5,536,162

Utah - 0.2%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	45,000	56,123
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	40,976
Utah Transit Auth. Sales Tax Rev. Series 2015 A:
5% 6/15/26	15,000	17,777
5% 6/15/29	15,000	17,769

TOTAL UTAH		132,645

Virginia - 1.0%
Arlington County Series 2019, 4% 6/15/35	5,000	5,950
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	15,000	16,956
Series 2017, 5% 3/15/27	65,000	80,360
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	15,655
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	170,000	200,372
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	50,000	53,424
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.) Series 2016 A, 5% 2/1/23	40,000	44,189
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	76,024
Series 2017 E, 5% 2/1/24	5,000	5,690
Series 2017 A, 5% 2/1/23	45,000	49,712
Virginia Commonwealth Trans. Board Rev. Series 2016, 3% 5/15/40	5,000	5,242
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	5,000	5,905
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	35,000	37,110
Series 2016 C, 5% 8/1/31 (b)	50,000	59,909
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	35,131
Series 2014, 4% 10/1/38	35,000	36,961

TOTAL VIRGINIA		728,590

Washington - 2.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1, 5% 11/1/27	45,000	55,165
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	35,000	36,497
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	80,000	82,576
Series 2016 A:
5% 7/1/26	40,000	41,770
5% 7/1/28	50,000	60,322
Series 2017 A, 5% 7/1/26	50,000	54,025
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	65,703
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,313
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	27,333
King County School District 210 Series 2018, 5% 12/1/30	80,000	100,241
Port of Seattle Rev. Series 2018 B:
5% 5/1/24 (b)	75,000	84,724
5% 5/1/25 (b)	90,000	104,052
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	128,863
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	11,008
Washington Gen. Oblig.:
Series 2013 A, 4% 8/1/35	180,000	188,651
Series 2014 A, 5% 8/1/26	40,000	44,898
Series 2014 B:
5% 8/1/29	5,000	5,604
5% 8/1/31	170,000	190,046
Series 2015 B, 5% 2/1/28	85,000	99,391
Series 2015 H:
5% 7/1/26	30,000	35,103
5% 7/1/29	40,000	46,563
Series 2016 C, 5% 2/1/35	20,000	23,712
Series 2018 A, 5% 8/1/22	135,000	147,002
Series 2020 A, 5% 1/1/26	30,000	36,154
Series R, 5% 7/1/29	100,000	116,408
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	52,513
Series 2012 A, 5% 10/1/38	40,000	45,936
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	39,863

TOTAL WASHINGTON		1,940,436

West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	80,041
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	98,355
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	31,125

TOTAL WEST VIRGINIA		209,521

Wisconsin - 0.8%
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	45,635
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	47,942
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	85,108
Series 3, 5% 11/1/31	30,000	37,188
Series A, 4% 5/1/27	30,000	34,563
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	63,649
Series 2014 A, 5% 11/15/25	40,000	46,456
Series 2016 A, 3.5% 2/15/46	20,000	20,357
Series 2017 A, 5% 4/1/28	35,000	43,170
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	41,721	42,705
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	11,823
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	40,000	50,116

TOTAL WISCONSIN		528,712

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	25,165
TOTAL MUNICIPAL BONDS
(Cost $68,464,293)		68,799,990
TOTAL INVESTMENT IN SECURITIES - 98.9%
(Cost $68,464,293)		68,799,990
NET OTHER ASSETS (LIABILITIES) - 1.1%		774,309
NET ASSETS - 100%		$69,574,299

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$1,112
Total	$1,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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